Cover Page	Apr. 04, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 04, 2023
Entity Registrant Name	CLECO CORPORATE HOLDINGS LLC
Entity Incorporation, State or Country Code	LA
Entity File Number	1-15759
Entity Tax Identification Number	72-1445282
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001089819
Amendment Flag	false
Cleco Power
Entity Information [Line Items]
Entity Registrant Name	CLECO POWER LLC
Entity Incorporation, State or Country Code	LA
Entity File Number	1-05663
Entity Tax Identification Number	72-0244480
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400